Segmental reporting (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of operating segments [line items]
Net interest income	£ 3,831	£ 3,495
Non-interest income	8,302	7,587
Total income	12,133	11,082
Operating costs	(6,635)	(6,255)
UK regulatory levies	(40)	(53)
Litigation and conduct	(81)	(59)
Operating expenses	(6,756)	(6,367)
Profit before Impairment	5,377	4,715
Credit impairment (charges)/releases	(1,057)	(875)
Profit/(loss) before tax	4,320	3,840
Total assets	1,424,105		£ 1,245,473
Total liabilities	1,359,747		1,183,160
Operating segments | Barclays UK Corporate Bank
Disclosure of operating segments [line items]
Net interest income	833	729
Non-interest income	287	306
Total income	1,120	1,035
Operating costs	(528)	(513)
UK regulatory levies	(15)	(24)
Litigation and conduct	0	(39)
Operating expenses	(543)	(576)
Profit before Impairment	577	459
Credit impairment (charges)/releases	(19)	(31)
Profit/(loss) before tax	558	428
Total assets	75,800		71,400
Total liabilities	107,400		104,300
Operating segments | Barclays Private Bank and Wealth Management
Disclosure of operating segments [line items]
Net interest income	430	425
Non-interest income	295	292
Total income	725	717
Operating costs	(546)	(494)
UK regulatory levies	(3)	(2)
Litigation and conduct	0	0
Operating expenses	(549)	(496)
Profit before Impairment	176	221
Credit impairment (charges)/releases	(3)	11
Profit/(loss) before tax	173	232
Total assets	44,300		41,900
Total liabilities	81,800		80,400
Operating segments | Barclays Investment Bank
Disclosure of operating segments [line items]
Net interest income	951	786
Non-interest income	7,153	6,567
Total income	8,104	7,353
Operating costs	(4,442)	(4,118)
UK regulatory levies	(22)	(27)
Litigation and conduct	2	(11)
Operating expenses	(4,462)	(4,156)
Profit before Impairment	3,642	3,197
Credit impairment (charges)/releases	(323)	(139)
Profit/(loss) before tax	3,319	3,058
Total assets	1,257,600		1,082,000
Total liabilities	1,140,200		968,100
Operating segments | Barclays US Consumer Bank
Disclosure of operating segments [line items]
Net interest income	1,556	1,332
Non-interest income	564	369
Total income	2,120	1,701
Operating costs	(837)	(817)
UK regulatory levies	0	0
Litigation and conduct	(2)	(3)
Operating expenses	(839)	(820)
Profit before Impairment	1,281	881
Credit impairment (charges)/releases	(713)	(711)
Profit/(loss) before tax	568	170
Total assets	32,800		34,300
Total liabilities	25,600		25,400
Head Office
Disclosure of operating segments [line items]
Net interest income	61	223
Non-interest income	3	53
Total income	64	276
Operating costs	(282)	(313)
UK regulatory levies	0	0
Litigation and conduct	(81)	(6)
Operating expenses	(363)	(319)
Profit before Impairment	(299)	(43)
Credit impairment (charges)/releases	1	(5)
Profit/(loss) before tax	(298)	(48)
Total assets	13,600		15,900
Total liabilities	4,700		£ 5,000
Of which inter-segmental income/(expense)
Disclosure of operating segments [line items]
Total income	(24)	(149)
Of which inter-segmental income/(expense) | Barclays UK Corporate Bank
Disclosure of operating segments [line items]
Total income	796	992
Of which inter-segmental income/(expense) | Barclays Private Bank and Wealth Management
Disclosure of operating segments [line items]
Total income	893	921
Of which inter-segmental income/(expense) | Barclays Investment Bank
Disclosure of operating segments [line items]
Total income	(1,656)	(1,761)
Of which inter-segmental income/(expense) | Barclays US Consumer Bank
Disclosure of operating segments [line items]
Total income	£ (9)	£ (3)